Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 24,536	$ 26,145
Restricted cash (note 14)	3	3
Accounts receivable	7,006	14,417
Prepaid expenses (note 6)	5,337	795
Other receivables	115	1,165
Deferred financing costs (note 8)	1,391	1,493
Total current assets	38,388	44,018
Vessels in operation (note 4)	817,875	856,394
Other fixed assets	7	29
Intangible assets (note 5)	95	73
Deferred financing costs (note 8)	1,882	3,166
Total non-current assets	819,859	859,662
Total Assets	858,247	903,680
Liabilities and Stockholders' Equity
Current portion of long-term debt (note 10)	50,110	50,572
Intangible liability - charter agreements (note 9)	2,119	2,119
Accounts payable	1,289	5,353
Accrued expenses	6,887	5,419
Derivative instruments (note 7)	8,776	12,225
Total current liabilities	69,181	75,688
Long-term debt (note 10)	316,256	375,104
Preferred shares (note 14)	44,976	44,976
Intangible liability - charter agreements (note 9)	15,812	17,931
Deferred tax liability	43	27
Derivative instruments (note 7)	12,513	23,366
Total long-term liabilities	389,600	461,404
Total Liabilities	458,781	537,092
Commitments and contingencies (note 13)
Stockholders' Equity
Additional paid in capital	352,676	352,316
Retained earnings	46,241	13,723
Total Stockholders' Equity	399,466	366,588
Total Liabilities and Stockholders' Equity	858,247	903,680
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	475
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 74	$ 74